Income Taxes (Effective Income Tax Rate Reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income before income taxes	$ 937,000	$ 1,333,000	$ 1,538,000	$ 1,789,000	$ 1,554,000	$ 1,597,000	$ 1,277,000	$ 1,547,000	$ 5,597,000	$ 5,975,000	$ 3,141,000
Effective tax rate									34.00%	34.00%	34.00%
Federal tax at statutory rate									$ 1,903,000	$ 2,032,000	$ 1,068,000
Tax-exempt interest									(443,000)	(427,000)	(391,000)
Net earnings on BOLI									(75,000)	(84,000)	(99,000)
Gain from life insurance proceeds										(124,000)	(34,000)
Dividend from unconsolidated subsidiary									(17,000)	(15,000)	(15,000)
Stock-based compensation									24,000	23,000	20,000
Federal tax credits									(722,000)	(572,000)	(570,000)
Merger and acquisition expenses											115,000
Tax reform adjustment									416,000
Other permanent differences									(26,000)	(14,000)	(11,000)
Total tax expense	$ 359,000	$ 127,000	$ 244,000	$ 330,000	$ 252,000	$ 150,000	$ 162,000	$ 255,000	$ 1,060,000	$ 819,000	$ 83,000
Effective tax rate									18.90%	13.70%	2.60%